STOCK BASED COMPENSATION (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Weighted avaerage exercise price per share, Option Outstanding at beginnig	$ 2.08	$ 2.61	$ 2.61
Option Outstanding at beginnig	2,894,500	2,332,500	2,332,500
Weighted avaerage exercise price per share, Option Granted	$ 0.42	$ 0.92
Option Granted	10,000	1,153,000
Weighted avaerage exercise price per share, Option Exercised		$ 1.01
Option Exercised		316,000
Weighted avaerage exercise price per share, Option Forfeited	$ 1.27	$ 2.94
Option Forfeited	228,750	275,000
Weighted avaerage exercise price per share, Option Outstanding at ending	$ 2.14	$ 2.08	$ 2.61
Option Outstanding at ending	2,675,750	2,894,500	2,332,500
Weighted avaerage remaining contractual life (Years)	2 years 21 days	2 years 2 months 19 days	1 year 8 months 4 days
Option Exercised		(316,000)
Option Forfeited	(228,750)	(275,000)
Weighted avaerage exercise price per share, Option Exercisable	$ 2.40	$ 2.39
Option Exercisable	1,824,547	1,795,219
Weighted avaerage remaining contractual life (Years), Option Exercisable	1 year 5 months 12 days	1 year 4 months 24 days